Accounting Policies (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Changes in Accumulated Other Comprehensive Loss by Component, Net of Tax
The changes in accumulated other comprehensive income (loss) by component, net of tax, for the nine months ended September 30, 2018 are as follows:

In thousands	Foreign currency translation	Derivative contracts	Pension and post retirement benefit plans	Total
Balance at December 31, 2017	$5,063	$4,015	$(54,070)	$(44,992)
Other comprehensive income (loss) before reclassifications	(159,064)	(8,544)	995	(166,613)
Amounts reclassified from accumulated other
comprehensive income	—	4,314	1,558	5,872
Net current period other comprehensive (loss) income	(159,064)	(4,230)	2,553	(160,741)
Balance at September 30, 2018	$(154,001)	$(215)	$(51,517)	$(205,733)
The changes in accumulated other comprehensive loss by component, net of tax, for the nine months ended September 30, 2017 are as follows:

	Foreign currency translation	Derivative contracts	Pension and post retirement benefit plans	Total
Balance at December 31, 2016	$(321,033)	$(2,957)	$(55,615)	$(379,605)
Other comprehensive income (loss) before reclassifications	277,984	11,424	(4,715)	284,693
Amounts reclassified from accumulated other
comprehensive income	—	1,206	1,776	2,982
Net current period other comprehensive income (loss)	277,984	12,630	(2,939)	287,675
Balance at September 30, 2017	$(43,049)	$9,673	$(58,554)	$(91,930)

The changes in accumulated other comprehensive loss by component, net of tax, for the year-ended December 31, 2017 are as follows:

	Foreign currency	Derivative	Pension and post retirement
In thousands	translation	contracts	benefits plans	Total
Balance at December 31, 2016	$(321,033)	$(2,957)	$(55,615)	$(379,605)
Other comprehensive income before reclassifications	326,096	6,712	(1,017)	331,791
Amounts reclassified from accumulated other comprehensive income	—	260	2,562	2,822
Net current period other comprehensive income	326,096	6,972	1,545	334,613
Balance at December 31, 2017	$5,063	$4,015	$(54,070)	$(44,992)
The changes in accumulated other comprehensive loss by component, net of tax, for the year-ended December 31, 2016 are as follows:

	Foreign currency	Derivative	Pension and post retirement
In thousands	translation	contracts	benefits plans	Total
Balance at December 31, 2015	$(227,349)	$(2,987)	$(46,383)	$(276,719)
Other comprehensive income before reclassifications	(93,684)	(1,286)	(10,874)	(105,844)
Amounts reclassified from accumulated other comprehensive income	—	1,316	1,642	2,958
Net current period other comprehensive income	(93,684)	30	(9,232)	(102,886)
Balance at December 31, 2016	$(321,033)	$(2,957)	$(55,615)	$(379,605)

Reclassifications Out of Accumulated Other Comprehensive Loss
Reclassifications out of accumulated other comprehensive income (loss) for the three months ended September 30, 2018 are as follows:

In thousands	Amount reclassified from accumulated other comprehensive income	Affected line item in the Condensed Consolidated Statements of Income
Amortization of defined pension and post retirement items
Amortization of initial net obligation and prior service cost	$(375)	Other income (expense), net
Amortization of net loss	1,093	Other income (expense), net
	718	Other income (expense), net
	(198)	Income tax expense
	$520	Net income

Derivative contracts
Realized gain on derivative contracts	$4,915	Interest expense, net
	(1,180)	Income tax expense
	$3,735	Net income
Reclassifications out of accumulated other comprehensive income (loss) for the nine months ended September 30, 2018 are as follows:

In thousands	Amount reclassified from accumulated other comprehensive income	Affected line item in the Condensed Consolidated Statements of Income
Amortization of defined pension and post retirement items
Amortization of initial net obligation and prior service cost	$(1,126)	Other income (expense), net
Amortization of net loss	3,278	Other income (expense), net
	2,152	Other income (expense), net
	(594)	Income tax expense
	$1,558	Net income

Derivative contracts
Realized gain on derivative contracts	$5,770	Interest expense, net
	(1,456)	Income tax expense
	$4,314	Net income
Reclassifications out of accumulated other comprehensive loss for the three months ended September 30, 2017 are as follows:

In thousands	Amount reclassified from accumulated other comprehensive income	Affected line item in the Condensed Consolidated Statements of Operations
Amortization of defined pension and post retirement items
Amortization of initial net obligation and prior service cost	$(422)	Other income (expense), net
Amortization of net loss	1,240	Other income (expense), net
	818	Other income (expense), net
	(226)	Income tax expense
	$592	Net income

Derivative contracts
Realized gain on derivative contracts	$497	Interest expense, net
	(131)	Income tax expense
	$366	Net income

Reclassifications out of accumulated other comprehensive loss for the nine months ended September 30, 2017 are as follows:

In thousands	Amount reclassified from accumulated other comprehensive income	Affected line item in the Condensed Consolidated Statements of Operations
Amortization of defined pension and post retirement items
Amortization of initial net obligation and prior service cost	$(1,266)	Other income (expense), net
Amortization of net loss	3,720	Other income (expense), net
	2,454	Other income (expense), net
	(678)	Income tax expense
	$1,776	Net income

Derivative contracts
Realized gain on derivative contracts	$1,653	Interest expense, net
	(447)	Income tax expense
	$1,206	Net income

Reclassifications out of accumulated other comprehensive loss for the year-ended December 31, 2017 are as follows:

	Amount reclassified from accumulated other	Affected line item in the Condensed Consolidated
In thousands	comprehensive income	Statements of Income
Amortization of defined pension and post retirement items
Amortization of initial net obligation and prior service cost	$(1,496)	Other income (expense), net
Amortization of net loss (gain)	5,037	Other income (expense), net
	3,541	Other income (expense), net
	(979)	Income tax expense
	$2,562	Net income
Derivative contracts
Realized loss on derivative contracts	400	Interest expense, net
	(140)	Income tax expense
	$260	Net income
Reclassifications out of accumulated other comprehensive loss for the year-ended December 31, 2016 are as follows:

	Amount reclassified from accumulated other	Affected line item in the Condensed Consolidated
In thousands	comprehensive income	Statements of Income
Amortization of defined pension and post retirement items
Amortization of initial net obligation and prior service cost	$(1,652)	Other income (expense), net
Amortization of net loss (gain)	3,989	Other income (expense), net
	2,337	Other income (expense), net
	(695)	Income tax expense
	$1,642	Net income
Derivative contracts
Realized loss on derivative contracts	1,873	Interest expense, net
	(557)	Income tax expense
	$1,316	Net income